Related Party Transactions - Corporate Office Leases (Details) - Affiliated Entity $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) renewal_option	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Verde Investments, Inc. | Corporate Headquarters, Office Lease
Related Party Transaction [Line Items]
Expenses from transactions with related party		$ 0.9	$ 0.1
DriveTime Automotive Group, Inc. | Corporate Headquarters, Office Lease
Related Party Transaction [Line Items]
Guarantor obligations, maximum exposure (up to)	$ 0.5
DriveTime Automotive Group, Inc. | Subleased Office Space
Related Party Transaction [Line Items]
Expenses from transactions with related party	0.1		$ 0.3
DriveTime Automotive Group, Inc. | Subleased Office Space, First Floor
Related Party Transaction [Line Items]
Expenses from transactions with related party	$ 0.7	$ 0.0
Operating lease term	83 months
Operating lease, number of renewal options | renewal_option	3
Operating leases, renewal term	5 years